                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
              PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a nonnatural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

                                                                  SUPP-MOCAMS511

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

          American Funds(R) Bond Portfolio (Class C)
          American Funds(R) Growth Portfolio (Class C)
          American Funds(R) International Portfolio (Class C)
          BlackRock High Yield Portfolio
          Clarion Global Real Estate Portfolio
          Goldman Sachs Mid Cap Value Portfolio
          Harris Oakmark International Portfolio
          Invesco Small Cap Growth Portfolio
          Janus Forty Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio
          Loomis Sayles Global Markets Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Eaton Vance Floating Rate Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          Met/Franklin Mutual Shares Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio
          Pioneer Strategic Income Portfolio (Class E)
          Rainier Large Cap Equity Portfolio
          RCM Technology Portfolio
          T. Rowe Price Large Cap Value Portfolio
               (formerly Lord Abbett Growth and Income Portfolio)
          T. Rowe Price Mid Cap Growth Portfolio
          Third Avenue Small Cap Value Portfolio
          Turner Mid Cap Growth Portfolio
          Van Kampen Comstock Portfolio

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Barclays Capital Aggregate Bond Index Portfolio (Class G) BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Jennison Growth Portfolio (Class B)
          Met/Artisan Mid Cap Value Portfolio (Class B)
          Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
          MetLife Stock Index Portfolio (Class B)
          Morgan Stanley EAFE(R) Index Portfolio (Class G)
          Russell 2000(R) Index Portfolio (Class G)
          Western Asset Management U.S. Government Portfolio (Class B)

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

     MET INVESTORS SERIES TRUST - AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

          American Funds(R) Moderate Allocation Portfolio
          American Funds(R) Balanced Allocation Portfolio
          American Funds(R) Growth Allocation Portfolio

     MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

          Met/Franklin Templeton Founding Strategy Portfolio

     MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

3. EXPENSES

In the Class VA, XC, L, and L-4 Year prospectuses, in the "EXPENSES" section, under "Withdrawal Charge," add the following as the last sentence before the "Free Withdrawal Amount" heading:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

6. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

7. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

8. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

9. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                   Telephone: 800-343-8496
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                         NET
                                                                    ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                      FUND      ANNUAL     EXPENSE      ANNUAL
                               MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                  FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                               ----------  -------------  --------  --------  ---------  -----------  ---------
MET INVESTORS SERIES TRUST
   American Funds(R) Bond
      Portfolio                   0.00%        0.55%        0.10%     0.38%     1.03%       0.00%       1.03%
   American Funds(R) Growth
      Portfolio                   0.00%        0.55%        0.04%     0.34%     0.93%       0.00%       0.93%
   American Funds(R)
      International Portfolio     0.00%        0.55%        0.10%     0.53%     1.18%       0.00%       1.18%
   BlackRock High Yield
      Portfolio                   0.60%        0.25%        0.05%     0.00%     0.90%       0.00%       0.90%
   Clarion Global Real Estate
      Portfolio                   0.62%        0.25%        0.07%     0.00%     0.94%       0.00%       0.94%
   Goldman Sachs Mid Cap
      Value Portfolio             0.72%        0.25%        0.05%     0.00%     1.02%       0.00%       1.02%
   Harris Oakmark
      International Portfolio     0.78%        0.25%        0.07%     0.00%     1.10%       0.01%       1.09%
   Invesco Small Cap Growth
      Portfolio                   0.85%        0.25%        0.04%     0.00%     1.14%       0.02%       1.12%
   Janus Forty Portfolio          0.63%        0.25%        0.04%     0.00%     0.92%       0.00%       0.92%
   Lazard Mid Cap Portfolio       0.69%        0.25%        0.04%     0.00%     0.98%       0.00%       0.98%
   Legg Mason ClearBridge
      Aggressive Growth
      Portfolio                   0.64%        0.25%        0.04%     0.00%     0.93%       0.00%       0.93%
   Loomis Sayles Global
      Markets Portfolio           0.69%        0.25%        0.10%     0.00%     1.04%       0.00%       1.04%
   Lord Abbett Bond Debenture
      Portfolio                   0.50%        0.25%        0.03%     0.00%     0.78%       0.00%       0.78%
   Lord Abbett Mid Cap Value
      Portfolio                   0.68%        0.25%        0.07%     0.00%     1.00%       0.00%       1.00%
   Met/Eaton Vance Floating
      Rate Portfolio              0.61%        0.25%        0.08%     0.00%     0.94%       0.00%       0.94%
   Met/Franklin Low Duration
      Total Return Portfolio      0.51%        0.25%        0.14%     0.00%     0.90%       0.03%       0.87%
   Met/Franklin Mutual Shares
      Portfolio                   0.80%        0.25%        0.08%     0.00%     1.13%       0.00%       1.13%
   MFS(R) Emerging Markets
      Equity Portfolio            0.94%        0.25%        0.18%     0.00%     1.37%       0.00%       1.37%
   MFS(R) Research
      International Portfolio     0.69%        0.25%        0.09%     0.00%     1.03%       0.03%       1.00%
   PIMCO Inflation Protected
      Bond Portfolio              0.47%        0.25%        0.04%     0.00%     0.76%       0.00%       0.76%
   PIMCO Total Return
      Portfolio                   0.48%        0.25%        0.03%     0.00%     0.76%       0.00%       0.76%
   Pioneer Fund Portfolio         0.64%        0.25%        0.05%     0.00%     0.94%       0.02%       0.92%
   Pioneer Strategic Income
      Portfolio                   0.59%        0.15%        0.08%     0.00%     0.82%       0.00%       0.82%
   Rainier Large Cap Equity
      Portfolio                   0.66%        0.25%        0.03%     0.00%     0.94%       0.00%       0.94%
   RCM Technology Portfolio       0.88%        0.25%        0.09%     0.00%     1.22%       0.00%       1.22%
   T. Rowe Price Large Cap
      Value Portfolio(1)          0.57%        0.25%        0.02%     0.00%     0.84%       0.00%       0.84%
   T. Rowe Price Mid Cap
      Growth Portfolio            0.75%        0.25%        0.04%     0.00%     1.04%       0.00%       1.04%
   Third Avenue Small Cap
      Value Portfolio             0.74%        0.25%        0.04%     0.00%     1.03%       0.00%       1.03%
   Turner Mid Cap Growth
      Portfolio                   0.78%        0.25%        0.06%     0.00%     1.09%       0.00%       1.09%
   Van Kampen Comstock
      Portfolio                   0.60%        0.25%        0.04%     0.00%     0.89%       0.00%       0.89%

                                                                                                               NET
                                                                          ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                            FUND      ANNUAL     EXPENSE      ANNUAL
                                     MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                        FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                     ----------  -------------  --------  --------  ---------  -----------  ---------
METROPOLITAN SERIES FUND, INC.
   Barclays Capital Aggregate Bond
      Index Portfolio                   0.25%        0.30%        0.03%     0.00%     0.58%       0.01%       0.57%
   BlackRock Money Market Portfolio     0.32%        0.25%        0.02%     0.00%     0.59%       0.01%       0.58%
   Davis Venture Value Portfolio        0.70%        0.15%        0.03%     0.00%     0.88%       0.05%       0.83%
   Jennison Growth Portfolio            0.62%        0.25%        0.02%     0.00%     0.89%       0.07%       0.82%
   Met/Artisan Mid Cap Value
      Portfolio                         0.81%        0.25%        0.03%     0.00%     1.09%       0.00%       1.09%
   Met/Dimensional International
      Small Company Portfolio           0.81%        0.25%        0.20%     0.00%     1.26%       0.00%       1.26%
   MetLife Mid Cap Stock Index
      Portfolio                         0.25%        0.30%        0.06%     0.01%     0.62%       0.00%       0.62%
   MetLife Stock Index Portfolio        0.25%        0.25%        0.02%     0.00%     0.52%       0.01%       0.51%
   Morgan Stanley EAFE(R) Index
      Portfolio                         0.30%        0.30%        0.11%     0.01%     0.72%       0.00%       0.72%
   Russell 2000(R) Index Portfolio      0.25%        0.30%        0.07%     0.01%     0.63%       0.00%       0.63%
   Western Asset Management U.S.
      Government Portfolio              0.47%        0.25%        0.03%     0.00%     0.75%       0.01%       0.74%
MET INVESTORS SERIES TRUST --
   METLIFE ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
      Portfolio                         0.07%        0.25%        0.01%     0.58%     0.91%       0.00%       0.91%
   MetLife Moderate Strategy
      Portfolio                         0.06%        0.25%        0.00%     0.62%     0.93%       0.00%       0.93%
   MetLife Balanced Strategy
      Portfolio                         0.05%        0.25%        0.01%     0.66%     0.97%       0.00%       0.97%
   MetLife Growth Strategy
      Portfolio                         0.06%        0.25%        0.00%     0.74%     1.05%       0.00%       1.05%
   MetLife Aggressive Strategy
      Portfolio                         0.09%        0.25%        0.02%     0.74%     1.10%       0.01%       1.09%
MET INVESTORS SERIES TRUST --
   AMERICAN FUNDS(R) ASSET
   ALLOCATION PORTFOLIOS
   American Funds(R) Moderate
      Allocation Portfolio              0.07%        0.55%        0.02%     0.37%     1.01%       0.00%       1.01%
   American Funds(R) Balanced
      Allocation Portfolio              0.06%        0.55%        0.02%     0.38%     1.01%       0.00%       1.01%
   American Funds(R) Growth
      Allocation Portfolio              0.07%        0.55%        0.02%     0.38%     1.02%       0.00%       1.02%
MET INVESTORS SERIES TRUST --
   FRANKLIN TEMPLETON ASSET
   ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding
      Strategy Portfolio                0.05%        0.25%        0.02%     0.81%     1.13%       0.02%       1.11%
MET INVESTORS SERIES TRUST --
   SSGA ETF PORTFOLIOS
   SSgA Growth and Income ETF
      Portfolio                         0.31%        0.25%        0.02%     0.28%     0.86%       0.00%       0.86%
   SSgA Growth ETF Portfolio            0.33%        0.25%        0.03%     0.27%     0.88%       0.00%       0.88%

(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B     GOLDMAN SACHS MID CAP VALUE PORTFOLIO
OR, AS NOTED, CLASS C OR CLASS E)
                                        SUBADVISER: Goldman Sachs Asset
Met Investors Series Trust is a         Management, L.P.
mutual fund with multiple portfolios.
Unless otherwise noted, the following   INVESTMENT OBJECTIVE: The Goldman Sachs
portfolios are managed by MetLife       Mid Cap Value Portfolio seeks long-term
Advisers, LLC, which is an affiliate    capital appreciation.
of MetLife Investors. The following
Class B or, as noted, Class C or        HARRIS OAKMARK INTERNATIONAL PORTFOLIO
Class E portfolios are available
under the contract:                     SUBADVISER: Harris Associates L.P.

AMERICAN FUNDS(R) BOND PORTFOLIO        INVESTMENT OBJECTIVE: The Harris Oakmark
(CLASS C)                               International Portfolio seeks long-term
                                        capital appreciation.
ADVISERS: MetLife Advisers, LLC and
Capital Research and Management         INVESCO SMALL CAP GROWTH PORTFOLIO
Company
                                        SUBADVISER: Invesco Advisers, Inc.
INVESTMENT OBJECTIVE: The American
Funds(R) Bond Portfolio seeks to        INVESTMENT OBJECTIVE: The Invesco Small
maximize current income and preserve    Cap Growth Portfolio seeks long-term
capital.                                growth of capital.

AMERICAN FUNDS(R) GROWTH PORTFOLIO      JANUS FORTY PORTFOLIO
(CLASS C)
                                        SUBADVISER: Janus Capital Management LLC
ADVISERS: MetLife Advisers, LLC and
Capital Research and Management         INVESTMENT OBJECTIVE: The Janus Forty
Company                                 Portfolio seeks capital appreciation.

INVESTMENT OBJECTIVE: The American      LAZARD MID CAP PORTFOLIO
Funds(R) Growth Portfolio seeks to
achieve growth of capital.              SUBADVISER: Lazard Asset Management LLC

AMERICAN FUNDS(R) INTERNATIONAL         INVESTMENT OBJECTIVE: The Lazard Mid-Cap
PORTFOLIO (CLASS C)                     Portfolio seeks long-term growth of
                                        capital.
ADVISERS: MetLife Advisers, LLC and
Capital Research and Management         LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
Company                                 PORTFOLIO

INVESTMENT OBJECTIVE: The American      SUBADVISER: ClearBridge Advisors, LLC
Funds(R) International Portfolio
seeks to achieve growth of capital.     INVESTMENT OBJECTIVE: The Legg Mason
                                        ClearBridge Aggressive Growth Portfolio
BLACKROCK HIGH YIELD PORTFOLIO          seeks capital appreciation.

SUBADVISER: BlackRock Financial         LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
Management, Inc.
                                        SUBADVISER: Loomis, Sayles & Company,
INVESTMENT OBJECTIVE: The BlackRock     L.P.
High Yield Portfolio seeks to
maximize total return, consistent       INVESTMENT OBJECTIVE: The Loomis Sayles
with income generation and prudent      Global Markets Portfolio seeks high
investment management.                  total investment return through a
                                        combination of capital appreciation and
CLARION GLOBAL REAL ESTATE PORTFOLIO    income.

SUBADVISER: ING Clarion Real Estate
Securities LLC

INVESTMENT OBJECTIVE: The Clarion
Global Real Estate Portfolio seeks
total return through investment in
real estate securities, emphasizing
both capital appreciation and current
income.

LORD ABBETT BOND DEBENTURE PORTFOLIO    MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC      SUBADVISER: Massachusetts Financial
                                        Services Company
INVESTMENT OBJECTIVE: The Lord Abbett
Bond Debenture Portfolio seeks high     INVESTMENT OBJECTIVE: The MFS(R)
current income and the opportunity      Research International Portfolio seeks
for capital appreciation to produce a   capital appreciation.
high total return.
                                        PIMCO INFLATION PROTECTED BOND PORTFOLIO
LORD ABBETT MID CAP VALUE PORTFOLIO
                                        SUBADVISER: Pacific Investment
SUBADVISER: Lord, Abbett & Co. LLC      Management Company LLC

INVESTMENT OBJECTIVE: The Lord Abbett   INVESTMENT OBJECTIVE: The PIMCO
Mid Cap Value Portfolio seeks capital   Inflation Protected Bond Portfolio seeks
appreciation through investments,       maximum real return, consistent with
primarily in equity securities which    preservation of capital and prudent
are believed to be undervalued in the   investment management.
marketplace.
                                        PIMCO TOTAL RETURN PORTFOLIO
MET/EATON VANCE FLOATING RATE
PORTFOLIO                               SUBADVISER: Pacific Investment
                                        Management Company LLC
SUBADVISER: Eaton Vance Management
                                        INVESTMENT OBJECTIVE: The PIMCO Total
INVESTMENT OBJECTIVE: The Met/Eaton     Return Portfolio seeks maximum total
Vance Floating Rate Portfolio seeks a   return, consistent with the preservation
high level of current income.           of capital and prudent investment
                                        management.
MET/FRANKLIN LOW DURATION TOTAL
RETURN PORTFOLIO                        PIONEER FUND PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.     SUBADVISER: Pioneer Investment
                                        Management, Inc.
INVESTMENT OBJECTIVE: The
Met/Franklin Low Duration Total         INVESTMENT OBJECTIVE: The Pioneer Fund
Return Portfolio seeks a high level     Portfolio seeks reasonable income and
of current income, while seeking        capital growth.
preservation of shareholders'
capital.                                PIONEER STRATEGIC INCOME PORTFOLIO
                                        (CLASS E)
MET/FRANKLIN MUTUAL SHARES PORTFOLIO
                                        SUBADVISER: Pioneer Investment
SUBADVISER: Franklin Mutual Advisers,   Management, Inc.
LLC
                                        INVESTMENT OBJECTIVE: The Pioneer
INVESTMENT OBJECTIVE: The               Strategic Income Portfolio seeks a high
Met/Franklin Mutual Shares Portfolio    level of current income.
seeks capital appreciation, which may
occasionally be short-term. The         RAINIER LARGE CAP EQUITY PORTFOLIO
portfolio's secondary investment
objective is income.                    SUBADVISER: Rainier Investment
                                        Management, Inc.
MFS(R) EMERGING MARKETS EQUITY
PORTFOLIO                               INVESTMENT OBJECTIVE: The Rainier Large
                                        Cap Equity Portfolio seeks to maximize
SUBADVISER: Massachusetts Financial     long-term capital appreciation.
Services Company

INVESTMENT OBJECTIVE: The MFS(R)
Emerging Markets Equity Portfolio
seeks capital appreciation.

RCM TECHNOLOGY PORTFOLIO                BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                        PORTFOLIO (CLASS G)
SUBADVISER: RCM Capital Management
LLC                                     SUBADVISER: MetLife Investment Advisors
                                        Company, LLC
INVESTMENT OBJECTIVE: The RCM
Technology Portfolio seeks capital      INVESTMENT OBJECTIVE: The Barclays
appreciation; no consideration is       Capital Aggregate Bond Index Portfolio
given to income.                        seeks to equal the performance of the
                                        Barclays Capital U.S. Aggregate Bond
T. ROWE PRICE LARGE CAP VALUE           Index.
PORTFOLIO (formerly Lord Abbett
Growth and Income Portfolio)            BLACKROCK MONEY MARKET PORTFOLIO (CLASS
                                        B)
SUBADVISER: T. Rowe Price Associates,
Inc. (formerly Lord, Abbett & Co.       SUBADVISER: BlackRock Advisors, LLC
LLC)
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The T. Rowe       Money Market Portfolio seeks a high
Price Large Cap Value Portfolio seeks   level of current income consistent with
long-term capital appreciation by       preservation of capital.
investing in common stocks believed
to be undervalued. Income is a          An investment in the BlackRock Money
secondary objective.                    Market Portfolio is not insured or
                                        guaranteed by the Federal Deposit
T. ROWE PRICE MID CAP GROWTH            Insurance Company or any other
PORTFOLIO                               government agency. Although the
                                        BlackRock Money Market Portfolio seeks
SUBADVISER: T. Rowe Price Associates,   to preserve the value of your investment
Inc.                                    at $100 per share, it is possible to
                                        lose money by investing in the BlackRock
INVESTMENT OBJECTIVE: The T. Rowe       Money Market Portfolio.
Price Mid-Cap Growth Portfolio seeks
long-term growth of capital.            During extended periods of low interest
                                        rates, the yields of the BlackRock Money
THIRD AVENUE SMALL CAP VALUE            Market Portfolio may become extremely
PORTFOLIO                               low and possibly negative.

SUBADVISER: Third Avenue Management     DAVIS VENTURE VALUE PORTFOLIO (CLASS E)
LLC
                                        SUBADVISER: Davis Selected Advisers,
INVESTMENT OBJECTIVE: The Third         L.P. Davis Selected Advisers, L.P. may
Avenue Small Cap Value Portfolio        delegate any of its responsibilities to
seeks long-term capital appreciation.   Davis Selected Advisers -- NY, Inc., a
                                        wholly-owned subsidiary.
TURNER MID CAP GROWTH PORTFOLIO
                                        INVESTMENT OBJECTIVE: The Davis Venture
SUBADVISER: Turner Investment           Value Portfolio seeks growth of capital.
Partners, Inc.
                                        JENNISON GROWTH PORTFOLIO (CLASS B)
INVESTMENT OBJECTIVE: The Turner
Mid-Cap Growth Portfolio seeks          SUBADVISER: Jennison Associates LLC
capital appreciation.
                                        INVESTMENT OBJECTIVE: The Jennison
VAN KAMPEN COMSTOCK PORTFOLIO           Growth Portfolio seeks long-term growth
                                        of capital.
SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen
Comstock Portfolio seeks capital
growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a
mutual fund with multiple portfolios.
MetLife Advisers, LLC, an affiliate
of MetLife Investors, is the
investment adviser to the portfolios.
The following portfolios are
available under the contract:

MET/ARTISAN MID CAP VALUE PORTFOLIO     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
(CLASS B)                               PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited    SUBADVISER: Western Asset Management
Partnership                             Company

INVESTMENT OBJECTIVE: The Met/Artisan   INVESTMENT OBJECTIVE: The Western Asset
Mid Cap Value Portfolio seeks           Management U.S. Government Portfolio
long-term capital growth.               seeks to maximize total return
                                        consistent with preservation of capital
MET/DIMENSIONAL INTERNATIONAL SMALL     and maintenance of liquidity.
COMPANY PORTFOLIO (CLASS B)
                                        MET INVESTORS SERIES TRUST -- METLIFE
SUBADVISER: Dimensional Fund Advisors   ASSET ALLOCATION PROGRAM (CLASS B)
LP
                                        In addition to the Met Investors Series
INVESTMENT OBJECTIVE: The               Trust Portfolios listed above, the
Met/Dimensional International Small     following Class B portfolios managed by
Company Portfolio seeks long-term       MetLife Advisers, LLC are available
capital appreciation.                   under the contract:

METLIFE MID CAP STOCK INDEX PORTFOLIO   METLIFE DEFENSIVE STRATEGY PORTFOLIO
(CLASS G)
                                        INVESTMENT OBJECTIVE: The MetLife
SUBADVISER: MetLife Investment          Defensive Strategy Portfolio seeks to
Advisors Company, LLC                   provide a high level of current income
                                        with growth of capital, a secondary
INVESTMENT OBJECTIVE: The MetLife Mid   objective.
Cap Stock Index Portfolio seeks to
equal the performance of the Standard   METLIFE MODERATE STRATEGY PORTFOLIO
& Poor's MidCap 400(R) Composite
Stock Price Index.                      INVESTMENT OBJECTIVE: The MetLife
                                        Moderate Strategy Portfolio seeks to
METLIFE STOCK INDEX PORTFOLIO (CLASS    provide a high total return in the form
B)                                      of income and growth of capital, with a
                                        greater emphasis on income.
SUBADVISER: MetLife Investment
Advisors Company, LLC                   METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       INVESTMENT OBJECTIVE: The MetLife
Stock Index Portfolio seeks to equal    Balanced Strategy Portfolio seeks to
the performance of the Standard &       provide a balance between a high level
Poor's 500(R) Composite Stock Price     of current income and growth of capital
Index.                                  with a greater emphasis on growth of
                                        capital.
MORGAN STANLEY EAFE(R) INDEX
PORTFOLIO (CLASS G)                     METLIFE GROWTH STRATEGY PORTFOLIO

SUBADVISER: MetLife Investment          INVESTMENT OBJECTIVE: The MetLife Growth
Advisors Company, LLC                   Strategy Portfolio seeks to provide
                                        growth of capital.
INVESTMENT OBJECTIVE: The Morgan
Stanley EAFE(R) Index Portfolio seeks   METLIFE AGGRESSIVE STRATEGY PORTFOLIO
to equal the performance of the MSCI
EAFE(R) Index.                          INVESTMENT OBJECTIVE: The MetLife
                                        Aggressive Strategy Portfolio seeks
RUSSELL 2000(R) INDEX PORTFOLIO         growth of capital.
(CLASS G)

SUBADVISER: MetLife Investment
Advisors Company, LLC

INVESTMENT OBJECTIVE: The Russell
2000(R) Index Portfolio seeks to
equal the performance of the Russell
2000(R) Index.

MET INVESTORS SERIES TRUST --           MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
AMERICAN FUNDS(R) ASSET ALLOCATION      PORTFOLIO
PORTFOLIOS (CLASS C)
                                        INVESTMENT OBJECTIVE: The Met/Franklin
In addition to the Met Investors        Templeton Founding Strategy Portfolio
Series Trust portfolios listed above,   primarily seeks capital appreciation and
the following Class C portfolios        secondarily seeks income.
managed by MetLife Advisers, LLC are
also available under the contract:      MET INVESTORS SERIES TRUST -- SSGA ETF
                                        PORTFOLIOS (CLASS B)
AMERICAN FUNDS(R) MODERATE ALLOCATION
PORTFOLIO                               In addition to the Met Investors Series
                                        Trust portfolios listed above, the
INVESTMENT OBJECTIVE: The American      following Class B portfolios managed by
Funds(R) Moderate Allocation            MetLife Advisers, LLC are also available
Portfolio seeks a high total return     under the contract:
in the form of income and growth of
capital, with a greater emphasis on     SSGA GROWTH AND INCOME ETF PORTFOLIO
income.
                                        SUBADVISER: SSgA Funds Management, Inc.
AMERICAN FUNDS(R) BALANCED ALLOCATION
PORTFOLIO                               INVESTMENT OBJECTIVE: The SSgA Growth
                                        and Income ETF Portfolio seeks growth of
INVESTMENT OBJECTIVE: The American      capital and income.
Funds(R) Balanced Allocation
Portfolio seeks a balance between a     SSGA GROWTH ETF PORTFOLIO
high level of current income and
growth of capital, with a greater       SUBADVISER: SSgA Funds Management, Inc.
emphasis on growth of capital.
                                        INVESTMENT OBJECTIVE: The SSgA Growth
AMERICAN FUNDS(R) GROWTH ALLOCATION     ETF Portfolio seeks growth of capital.
PORTFOLIO

INVESTMENT OBJECTIVE: The American
Funds(R) Growth Allocation Portfolio
seeks growth of capital.

MET INVESTORS SERIES TRUST --
FRANKLIN TEMPLETON ASSET ALLOCATION
PORTFOLIO (CLASS B)

In addition to the Met Investors
Series Trust portfolios listed above,
the following Class B portfolio
managed by MetLife Advisers, LLC is
also available under the contract: